Financial Instruments and Fair Value Measurements - Schedule of Change in the Fair Value of the Warrant Liability (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Fair Value Disclosures [Abstract]
Beginning balance	$ 313	$ 577	$ 577	$ 729
Exercise of warrants	(133)	(316)	(316)	(184)
Expiration of warrants, included in change in fair value of warrant liability		(133)	(133)
Change in fair value of warrant liability	609	186	185	32
Conversion of Series A preferred stock warrants to common stock warrants upon the closing of the IPO	$ (789)
Ending balance		$ 314	$ 313	$ 577